POLEN GROWTH FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 94.6%

Biotechnology — 2.2%
Regeneron Pharmaceuticals, Inc.*	290,119	$88,416,666

Business Services — 3.4%
Automatic Data Processing, Inc.	838,729	139,665,153

Credit Services — 16.3%
Mastercard, Inc., Class A	799,479	217,674,147
PayPal Holdings, Inc.*	1,308,843	144,496,267
Visa, Inc., Class A	1,709,071	304,214,638

		666,385,052

Discount Stores — 3.6%
Dollar General Corp.	1,109,267	148,663,963

Drug Manufacturers - Specialty & Generic — 4.9%
Zoetis, Inc.	1,724,825	198,165,144

Footwear & Accessories — 3.8%
NIKE, Inc., Class B	1,826,919	157,169,842

Information Technology Services — 7.9%
Accenture PLC, Class A	1,030,667	198,485,851
Gartner, Inc.*	898,714	125,217,822

		323,703,673

Internet Content & Information — 17.3%
Alphabet, Inc., Class A*	73,117	89,071,129
Alphabet, Inc., Class C*	232,271	282,599,480
Facebook, Inc., Class A*	1,730,899	336,192,513

		707,863,122

Leisure — 1.9%
Booking Holdings, Inc.*	41,407	78,118,860

	Number of Shares	Value

COMMON STOCKS — (Continued)

Medical Devices — 2.4%
Align Technology, Inc.*	459,156	$96,000,337

Packaged Foods — 3.5%
Nestle SA, SP ADR	1,337,133	141,843,069

Restaurants — 4.7%
Starbucks Corp.	2,039,612	193,130,860

Software Application — 6.1%
Adobe, Inc.*	827,866	247,416,033

Software Infrastructure — 13.0%
Microsoft Corp.	2,821,570	384,495,344
Oracle Corp.	2,626,396	147,866,095

		532,361,439

Specialty Retail — 3.6%
O’Reilly Automotive, Inc.*	390,441	148,664,315

TOTAL COMMON STOCKS (Cost $2,608,945,529)		3,867,567,528

TOTAL INVESTMENTS - 94.6% (Cost $2,608,945,529)		3,867,567,528
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%		222,192,840

NET ASSETS - 100.0%		$4,089,760,368

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 93.9%

Australia — 3.5%
CSL, Ltd.	19,887	$3,103,213

China — 9.4%
Alibaba Group Holding, Ltd., SP ADR*	25,272	4,374,836
Tencent Holdings, Ltd.	86,320	4,021,905

		8,396,741

Denmark — 2.9%
Coloplast A/S, Class B	15,105	1,764,199
Novo Nordisk A/S, SP ADR	17,103	819,576

		2,583,775

France — 1.9%
EssilorLuxottica SA	12,634	1,710,223

Germany — 11.0%
adidas AG	12,796	4,078,646
SAP SE	30,356	3,710,607
Siemens Healthineers AG	50,240	2,085,820

		9,875,073

Ireland — 3.9%
Accenture PLC, Class A	18,036	3,473,373

Spain — 1.5%
Industria De Diseno Textil SA	46,230	1,383,312

Switzerland — 6.3%
Nestle SA, Registered Shares	35,141	3,728,011
SGS SA, Registered Shares	768	1,896,551

		5,624,562

United Kingdom — 1.6%
Reckitt Benckiser Group PLC	18,187	1,405,916

	Number of Shares	Value

COMMON STOCKS — (Continued)

United States — 51.9%
Adobe, Inc.*	17,410	$5,203,153
Align Technology, Inc.*	7,855	1,642,323
Alphabet, Inc., Class C*	4,162	5,063,822
Automatic Data Processing, Inc.	18,337	3,053,477
Facebook, Inc., Class A*	16,797	3,262,481
Mastercard, Inc., Class A	18,337	4,992,615
Microsoft Corp.	43,925	5,985,660
NIKE, Inc., Class B	30,510	2,624,775
Oracle Corp.	29,131	1,640,075
O’Reilly Automotive, Inc.*	6,473	2,464,659
Starbucks Corp.	32,053	3,035,099
Visa, Inc., Class A	26,504	4,717,712
Zoetis, Inc.	24,659	2,833,072

		46,518,923

TOTAL COMMON STOCKS (Cost $64,566,361)		84,075,111

TOTAL INVESTMENTS - 93.9% (Cost $64,566,361)		84,075,111
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%		5,446,268

NET ASSETS - 100.0%		$89,521,379

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL GROWTH FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 95.3%

Australia — 4.2%
CSL, Ltd.	25,952	$4,049,609

China — 12.8%
Alibaba Group Holding, Ltd., SP ADR*	34,935	6,047,598
Tencent Holdings, Ltd.	132,250	6,161,921

		12,209,519

Denmark — 3.4%
Coloplast A/S, Class B	27,705	3,235,825

France — 5.2%
Dassault Systemes SE	18,963	2,884,594
LVMH Moet Hennessy Louis Vuitton SE	4,990	2,061,171

		4,945,765

Germany — 13.7%
adidas AG	14,474	4,613,498
SAP SE	44,417	5,429,373
Siemens Healthineers AG	74,870	3,108,386

		13,151,257

Ireland — 20.4%
Accenture PLC, Class A	26,698	5,141,501
Experian PLC	128,776	3,905,673
ICON PLC*	40,682	6,353,308
Medtronic PLC	40,175	4,095,440

		19,495,922

Israel — 2.6%
Check Point Software Technologies, Ltd.*	22,208	2,486,186

Mexico — 2.2%
Wal-Mart de Mexico SAB de CV	697,272	2,057,569

Netherlands — 3.7%
RELX PLC	148,488	3,526,974

	Number of Shares	Value

COMMON STOCKS — (Continued)

Spain — 5.9%
Amadeus IT Group SA	41,173	$3,217,551
Industria De Diseno Textil SA	82,110	2,456,926

		5,674,477

Switzerland — 3.7%
Nestle SA, Registered Shares	33,443	3,547,874

United Kingdom — 17.5%
Bunzl PLC	100,823	2,627,920
Compass Group PLC	129,768	3,283,202
Reckitt Benckiser Group PLC	36,682	2,835,642
Sage Group PLC (The)	391,310	3,412,382
Unilever PLC	76,863	4,624,250

		16,783,396

TOTAL COMMON STOCKS (Cost $83,759,695)		91,164,373

TOTAL INVESTMENTS - 95.3% (Cost $83,759,695)		91,164,373
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		4,528,146

NET ASSETS - 100.0%		$95,692,519

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 92.9%

Building Materials — 4.5%
Trex Co., Inc.*	5,298	$433,112

Business Services — 5.9%
Euronet Worldwide, Inc.*	2,136	333,024
ExlService Holdings, Inc.*	3,543	243,723

		576,747

Diagnostics & Research — 2.9%
Neogen Corp.*	3,920	279,888

Discount Stores — 3.3%
Ollie’s Bargain Outlet Holdings, Inc.*	3,828	324,193

Education & Training Services — 3.3%
Grand Canyon Education, Inc.*	2,969	322,938

Electronics Distribution — 2.6%
Littelfuse, Inc.	1,522	257,157

Health Information Services — 4.2%
Medidata Solutions, Inc.*	4,504	411,531

Home Improvement Stores — 3.0%
Floor & Decor Holdings, Inc., Class A*	7,473	292,568

Information Technology Services — 3.0%
EPAM Systems, Inc.*	1,509	292,429

Leisure — 6.4%
Pool Corp.	3,294	623,785

Medical Care — 5.5%
AMN Healthcare Services, Inc.*	4,399	234,819
US Physical Therapy, Inc.	2,293	295,980

		530,799

	Number of Shares	Value

COMMON STOCKS — (Continued)

Medical Instruments & Supplies — 10.5%
Cantel Medical Corp.	3,933	$362,937
LeMaitre Vascular, Inc.	9,556	316,208
Masimo Corp.*	2,149	339,220

		1,018,365

Recreational Vehicles — 7.4%
Fox Factory Holding Corp.*	8,959	717,437

Restaurants — 2.3%
Texas Roadhouse, Inc.	4,022	222,135

Software Application — 19.7%
Alarm.com Holdings, Inc.*	5,780	288,480
Blackbaud, Inc.	5,311	483,301
Globant SA*	6,131	649,886
Paycom Software, Inc.*	2,031	488,963

		1,910,630

Software Infrastructure — 1.7%
Altair Engineering, Inc., Class A*	4,048	168,437

Specialty Finance — 2.9%
LendingTree, Inc.*	859	277,062

Specialty Retail — 3.8%
Five Below, Inc.*	1,640	192,634
Medifast, Inc.	1,588	177,300

		369,934

TOTAL COMMON STOCKS (Cost $7,413,961)		9,029,147

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN U.S. SMALL COMPANY GROWTH FUND

Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

Value
TOTAL INVESTMENTS - 92.9% (Cost $7,413,961)	$9,029,147
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%	690,665

NET ASSETS - 100.0%	$9,719,812

*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN INTERNATIONAL SMALL COMPANY GROWTH FUND

Portfolio of Investments

July 31, 2019

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 96.5%

Argentina — 1.2%
Despegar.com Corp.*	3,975	$51,715

Australia — 8.4%
Cochlear, Ltd.	1,075	161,518
Computershare, Ltd.	17,412	187,567

		349,085

Brazil — 2.0%
M. Dias Branco Sa	8,000	82,550

Canada — 17.1%
CAE, Inc.	8,932	240,862
Kinaxis, Inc.*	2,450	154,114
Morneau Shepell, Inc.	7,620	175,402
TMX Group, Ltd.	1,919	142,522

		712,900

Denmark — 1.8%
SimCorp A/S	859	77,424

Germany — 15.5%
CompuGroup Medical SE	3,575	275,826
CTS Eventim AG & Co. KGaA	4,410	219,910
Scout24 AG*	2,744	152,640

		648,376

Israel — 2.5%
Nice Ltd., SP ADR*	681	104,002

Italy — 4.9%
Amplifon SpA	8,235	202,971

Japan — 11.3%
Kakaku.com, Inc.	9,600	199,403
Nakanishi, Inc.	6,000	109,528
Pigeon Corp.	2,000	72,930
TechnoPro Holdings, Inc.	1,600	90,352

		472,213

	Number of Shares	Value

COMMON STOCKS — (Continued)

Luxembourg — 5.2%
Globant SA*	2,050	$217,300

Norway — 1.8%
Tomra Systems ASA	2,524	74,236

South Korea — 3.5%
Douzone Bizon Co. Ltd.	1,090	58,576
Koh Young Technology, Inc.	1,260	87,990

		146,566

Sweden — 3.8%
Thule Group AB (The)	7,325	160,001

Switzerland — 3.6%
Tecan Group AG	597	151,679

United Kingdom — 13.9%
Auto Trader Group PLC	17,830	117,047
GB Group PLC	16,730	121,943
HomeServe PLC	12,130	168,312
Rightmove PLC	12,230	78,221
Sanne Group PLC	14,215	95,078

		580,601

TOTAL COMMON STOCKS (Cost $3,548,280)		4,031,619

TOTAL INVESTMENTS - 96.5% (Cost $3,548,280)		4,031,619
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		147,079

NET ASSETS - 100.0%		$4,178,698

*	Non-income producing.

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2019

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund, Polen Global Growth Fund, Polen International Growth Fund, Polen U.S. Small Company Growth Fund and Polen International Small Company Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities;

● Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen Growth Fund
Investments in Securities*	$3,867,567,528	$3,867,567,528	$—	$—

Polen Global Growth Fund
Australia	$3,103,213	$—	$3,103,213	$—
China	8,396,741	4,374,836	4,021,905	—
Denmark	2,583,775	819,576	1,764,199	—
France	1,710,223	—	1,710,223	—
Germany	9,875,073	—	9,875,073	—
Ireland	3,473,373	3,473,373	—	—
Spain	1,383,312	—	1,383,312	—
Switzerland	5,624,562	—	5,624,562	—
United Kingdom	1,405,916	—	1,405,916	—
United States	46,518,923	46,518,923	—	—

Total	$84,075,111	$55,186,708	$28,888,403	$—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

Funds	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Polen International Growth Fund
Australia	$4,049,609	$—	$4,049,609	$—
China	12,209,519	6,047,598	6,161,921	—
Denmark	3,235,825	—	3,235,825	—
France	4,945,765	—	4,945,765	—
Germany	13,151,257	—	13,151,257	—
Ireland	19,495,922	15,590,249	3,905,673	—
Israel	2,486,186	2,486,186	—	—
Mexico	2,057,569	2,057,569	—	—
Netherlands	3,526,974	—	3,526,974	—
Spain	5,674,477	—	5,674,477	—
Switzerland	3,547,874	—	3,547,874	—
United Kingdom	16,783,396	—	16,783,396	—

Total	$91,164,373	$26,181,602	$64,982,771	$—

Polen U.S. Small Company Growth Fund
Investments in Securities*	$9,029,147	$9,029,147	$—	$—

Polen International Small Company Growth Fund
Argentina	$51,715	$51,715	$—	$—
Australia	349,085	—	349,085	—
Brazil	82,550	82,550	—	—
Canada	712,900	712,900	—	—
Denmark	77,424	—	77,424	—
Germany	648,376	152,640	495,736	—
Israel	104,002	104,002	—	—
Italy	202,971	—	202,971	—
Japan	472,213	—	472,213	—
Luxembourg	217,300	217,300	—	—
Norway	74,236	—	74,236	—
South Korea	146,566	—	146,566	—
Sweden	160,001	—	160,001	—

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2019

(Unaudited)

Funds	Total Value at 07/31/19	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Switzerland	$151,679	$—	$151,679	$—
United Kingdom	580,601	263,390	317,211	—

Total	$4,031,619	$1,584,497	$2,447,122	$—

*	Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.

For the period ended July 31, 2019, there were no transfers between Levels.

POLEN GROWTH FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2019

(Unaudited)

B. Federal Tax Cost

As of July 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Polen Growth Fund	$2,608,945,529	$1,276,471,019	$(17,849,020)	$1,258,621,999
Polen Global Growth Fund	64,566,361	19,770,597	(261,847)	19,508,750
Polen International Growth Fund	83,759,695	7,995,247	(590,569)	7,404,678
Polen U.S. Small Company Growth Fund	7,413,961	1,694,103	(78,917)	1,615,186
Polen International Small Company Growth Fund	3,548,280	552,607	(69,268)	483,339

*

Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.